Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of long-term investments

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments	252,407	10,523
Equity securities	48,580	5,316
Total long-term investments	300,987	15,839

Schedule of combined financial information for investee companies

Year ended December 31,
2022
RMB
Fair value of the consideration received	—
Add: Fair value of retained equity interest in Suzhou Photon-Matrix	64,000
Add: Carrying amount of redeemable noncontrolling interest	40,750
Less: Carrying amount of non-redeemable noncontrolling interest	(7,178)
Less: Carrying amount of Suzhou Photon-Matrix’s net assets	(25,598)
Gains on deconsolidation of Suzhou Photon-Matrix	71,974
Summary of combined financial position for the investee companies as of December 31, 2023 and 2024 and the results of operation for the years ended December 31, 2022, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Financial position:
Current assets	878,519	1,043,993
Non-current assets	1,093,602	362,528
Total assets	1,972,121	1,406,521
Current liabilities	1,043,703	1,376,495
Non-current liabilities	1,146,673	1,170,600
Total liabilities	2,190,376	2,547,095
Shareholders’ deficit	(218,255)	(1,140,574)
Total liabilities and shareholders’ deficit	1,972,121	1,406,521

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Results of operations:
Total revenues	1,134,152	1,290,126	1,639,035
Loss from operation	(636,240)	(795,354)	(967,402)
Net loss	(641,401)	(839,052)	(1,014,495)